Annual Total Returns - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund - Fidelity Limited Term Government Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	(0.31%)
Annual Return 2014	1.28%
Annual Return 2015	0.54%
Annual Return 2016	0.58%
Annual Return 2017	0.57%
Annual Return 2018	1.15%
Annual Return 2019	3.75%
Annual Return 2020	3.91%
Annual Return 2021	(1.46%)
Annual Return 2022	(6.18%)